Other Income - Other Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			10 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 15, 2012
Schedule Of Equity Method Investments [Line Items]
Other Income	$ 15,639	$ 17,031	$ 189,239
Revenue	569,016	512,279	616,494
Cash received in advance	17,459	25,221
Other Expense	24,520	10,447	10,993
Insurance restructuring
Schedule Of Equity Method Investments [Line Items]
One-time upfront cash payment from insurance restructuring				175,433
Cash received in advance				21,592
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Maximum Payout Under Navios Partners Guarantee				20,000
Other Income				168,013
Revenue				7,420
KLC shares early repayment
Schedule Of Equity Method Investments [Line Items]
Other Income		14,995
Default credit insurance policy
Schedule Of Equity Method Investments [Line Items]
Insurance recoveries	4,044
Default counterparty
Schedule Of Equity Method Investments [Line Items]
Other Income	7,203
Within the caption of 'Other Income'
Schedule Of Equity Method Investments [Line Items]
Insurance recoveries	3,551
Within the caption of 'Other Expense'
Schedule Of Equity Method Investments [Line Items]
Other Expense	$ 9,275	$ 7,912	$ 8,212